Short-Term Operating Lease	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Short-Term Operating Lease [Abstract]
SHORT-TERM OPERATING LEASE

16.    SHORT-TERM OPERATING LEASE

The Group is a lessee under a number of operating leases for offices, staff residence and warehouses fully prepaid and the prepayments would be utilized according to the lease terms. The Group’s leases generally have remaining lease terms of 3 months to 1 year and some of which include options to terminate the leases within 1 year. These leases do not have rent escalation holidays, concessions, leasehold improvement incentives, or other build-out clauses. Further, the leases do not contain contingent rent provisions. As a result, the Group has not recognized any ROU assets or any lease liabilities as of September 30, 2023 and June 30, 2023.

Supplemental information related to leases is as follows:

	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022
	US$	US$
Operating lease costs	89,623	68,018

16.    SHORT-TERM OPERATING LEASE

The Group is a lessee under a number of operating leases for offices, staff residence and warehouses fully prepaid and the prepayments would be utilized according to the lease terms. The Group’s leases generally have remaining lease terms of 3 months to 1 year and some of which include options to terminate the leases within 1 year. These leases do not have rent escalation holidays, concessions, leasehold improvement incentives, or other build-out clauses. Further, the leases do not contain contingent rent provisions. As a result, the Group has not recognized any ROU assets or any lease liabilities as of June 30, 2023 and 2022.

Supplemental information related to leases is as follows:

	Year Ended June 30, 2023	Year Ended June 30, 2022
	US$	US$
Operating lease costs	377,594	253,966

16.    SHORT-TERM OPERATING LEASE

On June 30, 2020, the Group adopted ASU 2016-02 using the modified retrospective method as of the effective date of June 30, 2020 (the “effective date method”). Under the effective date method, financial results reported prior to 2019 are unchanged. In transition to the new lease guidance, the Group elected the package of practical expedients permitted under the transition guidance within the new standard that allowed the Group to not reassess whether a contract is or contains a lease, lease classification and initial direct costs; however, the Group did not elect the hindsight transitional practical expedient. The Group has also elected the practical expedient to not account for lease components (e.g., fixed payments including rent, real estate taxes and insurance costs) separately from the non-lease components. After assessment of the cumulative impact of adopting ASU 2016-02, it was determined that the cumulative effect adjustment required under the new guidance was immaterial and therefore the Group did not record a retrospective adjustment to the opening balance of retained earnings at July 1, 2019.

The Group is a lessee under a number of operating leases for offices and staff residence fully prepaid and the prepayments would be utilized according to the lease terms. The Group’s leases generally have remaining lease terms of 3 months to 1 year and some of which include options to terminate the leases within 1 year. These leases do not have rent escalation holidays, concessions, leasehold improvement incentives, or other build-out clauses. Further, the leases do not contain contingent rent provisions. As a result, the Group has not recognized any right-of-use assets or any lease liabilities as of June 30, 2022.

Supplemental information related to leases is as follows:

	June 30, 2022	June 30, 2021
	US$	US$
Operating lease costs	253,966	136,064